Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating Activities
Consolidated net (loss)/income	$ (106,588)	$ (91,623)	$ 743,867
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	308,289	283,552	256,850
Net gain on sale of marketable securities	(4,725)
Net gain on the sale of depreciable property	(4,083)	(2,424)	(786,181)
Net gains on the sale of land			(183)
Gain on consolidation of joint ventures		(1,912)
Write off of the fair market adjustment for debt paid off on consolidated joint venture		1,552
Net loss/(gain) on debt extinguishment	1,204	(9,849)	(26,306)
Write off of bad debt	2,838	3,570	2,411
Write off of note receivable and other assets		1,354
Loss from unconsolidated entities	4,204	18,665	3,612
Amortization of deferred financing costs and other	8,957	7,953	7,585
Amortization of deferred compensation	11,411	7,605	7,024
Amortization of convertible debt discount	3,530	4,283	6,598
Changes in income tax accrual	(865)	2,854	(6,846)
Changes in operating assets and liabilities:
(Increase)/decrease in operating assets	(5,332)	3,512	(1,532)
(Decrease)/increase in operating liabilities	(4,660)	291	(27,145)
Net cash provided by operating activities	214,180	229,383	179,754
Investing Activities
Proceeds from sales of real estate investments, net	20,738		1,487,067
Proceeds from the sale of marketable securities	39,488
Acquisition of real estate assets (net of liabilities assumed) and initial capital expenditures	(347,582)	(28,528)	(936,538)
Development of real estate assets	(92,142)	(183,157)	(160,074)
Capital expenditures and other major improvements - real estate assets, net of escrow reimbursement	(73,977)	(85,403)	(123,234)
Capital expenditures - non-real estate assets	(4,342)	(6,269)	(23,249)
Payments related to the buyout of joint venture partner	(16,141)
Investment in unconsolidated joint ventures	(110,921)	(24,988)	(1,595)
Distributions received from/(paid to) unconsolidated joint venture	1,125	1,741	(801)
Disbursements related to notes receivable		(500)	(13,569)
Purchase of marketable securities		(30,941)
Proceeds from note receivable		200,000	18,774
Purchase deposits on pending real estate acquisitions			(694)
Change in funds held in escrow from IRC Section 1031 exchanges			56,217
Net cash (used in)/provided by investing activities	(583,754)	(158,045)	302,304
Financing Activities
Payments on secured debt	(187,308)	(159,612)	(216,354)
Proceeds from the issuance of secured debt	68,380	560,436	445,162
Proceeds from the issuance of unsecured debt	399,190	100,000	240,000
Payments on unsecured debt	(79,236)	(641,759)	(452,156)
Net (repayment)/proceeds of revolving bank debt	(157,550)	189,300	(309,500)
Payment of financing costs	(8,244)	(8,650)	(6,702)
Issuance of common and restricted stock, net	5,446	398	2,588
Proceeds from the issuance of common shares through public offering, net	467,565	67,151	184,327
Payments from the repurchase of Series G preferred stock, net	(637)	(21,505)	(20,347)
Repayment from the investment of performance based programs, net			(944)
Distributions paid to non-controlling interests	(4,314)	(7,275)	(18,666)
Distributions paid to preferred stockholders	(9,488)	(11,203)	(12,429)
Distributions paid to common stockholders	(120,729)	(144,576)	(166,983)
Repurchase of common stock		(798)	(140,533)
Net cash provided by/(used in) financing activities	373,075	(78,093)	(472,537)
Net increase/(decrease) in cash and cash equivalents	3,501	(6,755)	9,521
Cash and cash equivalents, beginning of year	5,985	12,740	3,219
Cash and cash equivalents, end of year	9,486	5,985	12,740
Supplemental Information:
Interest paid during the year, net of amounts capitalized	160,184	164,357	176,087
Non-cash transactions:
Secured debt assumed with the acquisition of properties, net of fair value adjustment	93,262		95,728
Conversion of operating partnership non-controlling interests to common stock (923,944 in 2010, 2,130,452 in 2009 and 1,474,532 in 2008)	18,429	21,117	12,175
Retirement of fully depreciated or amortized real estate or other assets	8,680	4,407
Issuance of restricted stock awards	16	2	6
Payment of Special Dividend through the issuance of 11,358,042 shares of common stock		132,787
Issuance of note receivable upon the disposition of real estate			$ 200,000